Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Debt Disclosure [Text Block]
Note E — Notes Payable
As of June 30, 2023, the principal balances on notes payable are as follows (dollars in thousands):

Loan	Original Debt Amount	Monthly Payment	Balance as of 6/30/23	Lender		Interest Rate	Loan Maturity
MVP Clarksburg Lot	$476	I/O	$379	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Milwaukee Old World	$771	I/O	$1,871	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Milwaukee Clybourn	$191	I/O	$191	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Cincinnati Race Street, LLC	$2,550	I/O	$3,450	Vestin Realty Mortgage II		7.50%	8/25/2023
Minneapolis Venture	$2,000	I/O	$4,000	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore		5.38%	3/6/2024
Mabley Place Garage, LLC	$9,000	$44	$7,532	Barclays		4.25%	12/6/2024
322 Streeter Holdco LLC	$25,900	$130	$25,015	American National Insurance Co.		3.50%	3/1/2025
MVP Houston Saks Garage, LLC	$3,650	$20	$2,907	Barclays Bank PLC		4.25%	8/6/2025
Minneapolis City Parking, LLC	$5,250	$29	$4,302	American National Insurance, of NY		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage, LLC	$4,400	$23	$3,598	FBL Financial Group, Inc.		4.00%	8/1/2026
West 9th Properties II, LLC	$5,300	$30	$4,421	American National Insurance Co.		4.50%	11/1/2026
MVP Fort Worth Taylor, LLC	$13,150	$73	$11,000	American National Insurance, of NY		4.50%	12/1/2026
MVP Detroit Center Garage, LLC	$31,500	$194	$27,160	Bank of America		5.52%	2/1/2027
MVP St. Louis Washington, LLC (1)	$1,380	$8	$1,258	KeyBank	*	4.90%	5/1/2027
St. Paul Holiday Garage, LLC (1)	$4,132	$24	$3,764	KeyBank	*	4.90%	5/1/2027
Cleveland Lincoln Garage, LLC (1)	$3,999	$23	$3,643	KeyBank	*	4.90%	5/1/2027
MVP Denver Sherman, LLC (1)	$286	$2	$260	KeyBank	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot, LLC (1)	$2,142	$12	$1,951	KeyBank	*	4.90%	5/1/2027
MVP Denver 1935 Sherman, LLC (1)	$762	$4	$694	KeyBank	*	4.90%	5/1/2027
MVP Louisville Broadway Station, LLC (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Whitefront Garage, LLC (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Houston Preston Lot, LLC (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot, LLC (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St. Louis Broadway, LLC (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St. Louis Seventh & Cerre, LLC (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Indianapolis Meridian Lot, LLC (2)	$938	I/O	$938	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St Louis Cardinal Lot DST, LLC	$6,000	I/O	$6,000	Cantor Commercial Real Estate	**	5.25%	5/31/2027
MVP Preferred Parking, LLC	$11,330	$66	$11,143	Key Bank	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(613)

			$145,675

(1)	The Company issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.

(2)	The Company issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
(3)	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.
* 2 Year Interest Only
** 10 Year Interest Only
I/O - Interest Only
Reserve funds are generally required for repairs and replacements, real estate taxes, and insurance premiums. Some notes contain various terms and conditions including debt service coverage ratios and debt yield limits. As of June 30, 2023, borrowers for two of the Company’s loans totaling $38.7 million, failed to meet certain loan covenants. As a result, we are subject to additional cash management procedures, which resulted in approximately $0.3 million of restricted cash at June 30, 2023. In order to exit cash management, certain debt service coverage ratios or debt yield tests must be exceeded for two consecutive quarters to return to less restrictive cash management procedures. During the three months ended June 30, 2023, one loan exited cash management as the property has maintained consecutive quarters of the minimum debt service coverage ratio.
As of June 30, 2023, future principal payments on notes payable are as follows (dollars in thousands):

2023 (remainder)	$11,414
2024	16,012
2025	29,091
2026	22,708
2027	67,063
Thereafter	—

Total	$146,288

Note E — Notes Payable
As of December 31, 2022 and 2021, the principal balances on notes payable are as follows (dollars in thousands):

Loan (4)	Original Debt Amount	Monthly Payment	Balance as of 12/31/22	Lender	Term (in Years)		Interest Rate	Loan Maturity
MVP Milwaukee Old World	$771	I/O	$1,871	Vestin Realty Mortgage II	1		7.50%	8/25/2023
Minneapolis Venture	$2,000	I/O	$4,000	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Milwaukee Clybourn	$191	I/O	$191	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Clarksburg Lot	$476	I/O	$379	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Cincinnati Race Street	$2,550	I/O	$3,450	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore	5		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore	5		5.38%	3/6/2024
Mabley Place Garage	$9,000	$44	$7,635	Barclays	10		4.25%	12/6/2024
322 Streeter Holdco	$25,900	$130	$25,352	American National Insurance Co.	5	*	3.50%	3/1/2025
MVP Houston Saks Garage	$3,650	$20	$2,963	Barclays Bank PLC	10		4.25%	8/6/2025
Minneapolis City Parking	$5,250	$29	$4,379	American National Insurance, of NY	10		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage	$4,400	$23	$3,664	FBL Financial Group, Inc.	10		4.00%	8/1/2026
West 9th Properties II	$5,300	$30	$4,497	American National Insurance Co.	10		4.50%	11/1/2026
MVP Fort Worth Taylor	$13,150	$73	$11,189	American National Insurance, of NY	10		4.50%	12/1/2026
MVP Detroit Center Garage	$31,500	$194	$27,625	Bank of America	10		5.52%	2/1/2027
MVP Denver Sherman (1)	$286	$2	$264	KeyBank	10	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot (1)	$2,142	$12	$1,977	KeyBank	10	*	4.90%	5/1/2027
MVP Denver 1935 Sherman (1)	$762	$4	$703	KeyBank	10	*	4.90%	5/1/2027
MVP St. Louis Washington (1)	$1,380	$24	$1,274	KeyBank	10	*	4.90%	5/1/2027
St. Paul Holiday Garage (1)	$4,132	$8	$3,814	KeyBank	10	*	4.90%	5/1/2027
Cleveland Lincoln Garage (1)	$3,999	$23	$3,691	KeyBank	10	*	4.90%	5/1/2027
MVP Indianapolis Meridian Lot (2)	$938	I/O	$938	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Louisville Broadway Station (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Whitefront Garage (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston Preston Lot (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Broadway (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Seventh & Cerre (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St Louis Cardinal Lot DST	$6,000	I/O	$6,000	Cantor Commercial Real Estate	10		5.25%	5/31/2027
MVP Preferred Parking	$11,330	$66	$11,257	Key Bank	10	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(974)

			$146,948

(1)	The Company issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.

(2)	The Company issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
(3)	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.
(4)
The table above excludes mortgage debt related to the MVP Wildwood NJ Lot, LLC. This property was classified as held for sale as of December 31, 2022. As such, the $1.0 million outstanding principal and related unamortized loan issuance costs are reported as liabilities held for sale on the Consolidated Balance Sheets.

* 2 Year Interest Only
** 10 Year Interest Only
I/O - Interest Only
In April 2022, the Company received notification from the Small Business Administration stating that the round two paycheck protection program loan was forgiven in full in the amount of $328,000. The forgiveness of this loan was recognized in the consolidated statements of operations for the year ended December 31, 2022.
During 2021, VRMI and VRMII acquired $11.5 million of outstanding notes payable the Company had with various lenders. On July 5, 2022, VRMI merged with and into Suncrest Holdings, LLC (“Suncrest”), an entity managed by an entity majority owned and controlled by Mr. Shustek, the Company’s former Chief Executive Officer. On July 11, 2022, Suncrest assigned and sold five of the six notes issued originally by VRMI to certain of the subsidiaries of the Company (collectively, the “VRMI Notes”) to VRMII. As a result, the obligations of Company subsidiaries under the five VRMI Notes, including all repayment obligations, are now owed to VRMII. All of the loans evidenced under the five VRMI Notes originally matured and were payable in full on August 25, 2022. However, in August 2022, the Company extended the term of the VRMI Notes to August 2023. In connection with this extension, the coupon rate was increased from 7.0% to 7.5% and the Company paid VRMII a $0.6 million extension fee.
Reserve funds are generally required for repairs and replacements, real estate taxes, and insurance premiums. Some notes contain various terms and conditions including debt service coverage ratios and debt yield limits. As of December 31, 2022 and 2021, borrowers for three of the Company’s loans totaling $55.6 million and seven loans totaling $96.0 million, respectively, failed to meet certain loan covenants. As a result, we are subject to additional cash management procedures, which resulted in approximately $0.7 million and $1.0 million of restricted cash at December 31, 2022 and 2021, respectively. In order to exit cash management, certain debt service coverage ratios or debt yield tests must be exceeded for two consecutive quarters to return to less restrictive cash management procedures. As of December 31, 2022, $1.0 million of our restricted cash was for two borrowers that had consecutive debt service coverage ratios in excess of required amounts during 2022 and were in process of being released from cash management.
As of December 31, 2022, future principal payments on notes payable are as follows (dollars in thousands):

2023	$13,048
2024	16,012
2025	29,091
2026	22,708
2027	67,063
Thereafter	—

Total	$147,922